CAPITAL STRUCTURE (Details Narrative) - USD ($)															1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 04, 2025	Feb. 06, 2025	Jan. 06, 2025	Dec. 31, 2024	Dec. 23, 2024	Nov. 02, 2024	Sep. 04, 2024	Jul. 31, 2024	Jun. 13, 2024	Jan. 10, 2024	Dec. 28, 2023	Oct. 02, 2023	Jun. 16, 2023	Jan. 27, 2023	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Feb. 28, 2024
Class of Stock [Line Items]
Common stock, shares authorized				150,000,000												150,000,000		150,000,000
Common stock, par value				$ 0.0001												$ 0.0001		$ 0.0001
Preferred stock, shares authorized				10,000,000												10,000,000		10,000,000
Preferred stock, par value				$ 0.0001												$ 0.0001		$ 0.0001
Common stock, shares outstanding				2,116,191												3,364,939		2,116,191
Reverse stock split				20-1 reverse stock split														20-1 reverse stock split
Treasury stock				$ 0												$ 0		$ 0
Preferred stock, shares outstanding				6,250												3,800		6,250
Preferred stock, shares outstanding				6,250												3,800		6,250
Proceeds from sale of preferred stock																$ 5,330,000	$ 0
Unamortized stock-based compensation																1,799,928
Investments				$ 5,691,084												6,941,083		$ 5,691,084
Subscription receivable																250,000
Subscription Receivable Sept 2023 [Member]
Class of Stock [Line Items]
Stock issued for debt, shares															25,000
Stock issued for debt, value															$ 500,000
Investments				522,667												522,667		522,667
Subscription Receivable Sept 2023 One [Member]
Class of Stock [Line Items]
Stock issued for debt, shares															100,000
Stock issued for debt, value															$ 2,000,000
Investments				2,090,667												2,090,667		2,090,667
December 2023 Financing [Member]
Class of Stock [Line Items]
Investments				1,132,869												1,132,869		1,132,869
Warrants issued																	100,000
February 2024 Financing [Member]
Class of Stock [Line Items]
Investments				$ 1,944,879												1,944,879		$ 1,944,879
Warrants issued																			200,000
Yorkville [Member] | Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Payment of commitment fee						$ 200,000
Yorkville [Member] | Standby Equity Purchase Agreement [Member] | Convertible Note [Member]
Class of Stock [Line Items]
Convertible notes outstanding						1,304,758
Yorkville [Member] | Standby Equity Purchase Agreement [Member] | Stock Issued For Services [Member]
Class of Stock [Line Items]
Payment of commitment fee						80,000
Yorkville [Member] | Standby Equity Purchase Agreement [Member] | Advance [Member]
Class of Stock [Line Items]
Payment of commitment fee						$ 120,000
2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Options granted	87,375
Options granted, exercise price	$ 10.52
2022 Equity Incentive Plan [Member] | Consultant [Member]
Class of Stock [Line Items]
Options granted			100,000
Options granted, exercise price			$ 5.72
2022 Equity Incentive Plan [Member] | David Mehalick [Member]
Class of Stock [Line Items]
Options granted									120,000
Options granted, exercise price									$ 6.20
2022 Equity Incentive Plan [Member] | Various Officers Directors Employees And Consultants [Member]
Class of Stock [Line Items]
Options granted										1,535,000				67,875
Options granted, exercise price										$ 0.65				$ 32.60
2022 Equity Incentive Plan [Member] | Two Employees [Member]
Class of Stock [Line Items]
Options granted												15,000
Options granted, exercise price												$ 21.40
Stock Options [Member]
Class of Stock [Line Items]
Share based compensation																$ 597,791	$ 96,889
Options granted																87,375
Options granted, exercise price																$ 10.52
Public Offering [Member]
Class of Stock [Line Items]
Proceeds from public offering													$ 3,000,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																150,000,000
Common stock, par value																$ 0.0001
Common Stock [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares													107,500
Stock converted, shares issued													175,000
Pre Funded Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares													67,500
Conversion of stock, shares converted													67,500
Series A Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares													153,125
Series B Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock issued new, shares													153,125
Series Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Warrants exercise price													$ 33.00
Warrant Note Subscription Receivables [Member]
Class of Stock [Line Items]
Aggregate exercise price of warrant											$ 1,100,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																10,000
Stock issued new, shares									4,300
Conversion of stock, shares converted																6,200
Preferred stock, shares outstanding				6,520												3,800		6,520
Preferred stock, shares outstanding				6,520												3,800		6,520
Proceeds from sale of preferred stock		$ 5,700,000			$ 695,000		$ 225,000	$ 1,300,000	$ 4,300,000